Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust IV
Entity Central Index Key	0002043390
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Voya Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Voya Core Bond ETF
Class Name	Voya Core Bond ETF
Trading Symbol	VCOB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Voya Core Bond ETF (the "Fund") for the period November 18, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vimetfs.com/vcob. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Voya ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.vimetfs.com/vcob
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Voya Core Bond ETF	$9	0.25%
*	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.25%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception from November 18, 2025, through March 31, 2026, the Fund has outperformed the Bloomberg U.S. Aggregate Bond Index, driven by security selection, particularly within investment grade (IG) corporates, given the preference for shorter-dated bonds.

↑ Top contributors to performance: Security selection, particularly within agency mortgage-backed securities (MBS), due to our off-benchmark collateralized mortgage obligation (CMO) positions and the Fund’s selections within IG corporates were a strong contributor, given our preference for shorter-dated bonds, were the biggest contributors.

↓ Top detractors from performance: There were no material detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended March 31, 2026	Since Inception (11/18/2025)
Voya Core Bond ETF	0.57%
Bloomberg U.S. Aggregate Bond Index	0.49%

Performance Inception Date	Nov. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vimetfs.com/vcob for more recent performance information.
Net Assets	$ 74,276,000
Holdings Count | Holdings	519
Advisory Fees Paid, Amount	$ 98,265
Investment Company, Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$74,276
Number of Holdings	519
Total Advisory Fee Paid	$98,265
Portfolio Turnover Rate	194%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Security Type/Sector Breakdown (% of total net assets) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of total net assets)
United States of America	40.4
JPMorgan Chase & Co	1.3
GS Mortgage-Backed Securities	1.3
Benefit Street Partners CLO Lt	1.3
Bank of America Corp	1.2
Stellantis Financial Underwrit	1.1
Octagon Investment Partners Lt	1.1
BX Trust	1.0
Chase Mortgage Finance Corp	0.9
Stonepeak Partners LP	0.9

Voya Multi-Sector Income ETF
Shareholder Report [Line Items]
Fund Name	Voya Multi-Sector Income ETF
Class Name	Voya Multi-Sector Income ETF
Trading Symbol	VMSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Voya Multi-Sector Income ETF (the "Fund") for the period December 2, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vimetfs.com/vmsb. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Voya ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.vimetfs.com/vmsb
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Voya Multi-Sector Income ETF	$15	0.45%
*	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 15	[3]
Expense Ratio, Percent	0.45%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception from December 2, 2025, through March 31, 2026, the Fund has underperformed the Bloomberg U.S. Aggregate Bond Index, driven by sector allocation, particularly the allocation to high yield (HY) corporates.

↑ Top contributors to performance: Security selection within agency MBS delivered positive results due to our off-benchmark CMO positions and the Fund’s off-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) were the biggest contributors.

↓ Top detractors from performance: The Fund’s underperformance was driven by sector allocation, particularly the allocation to HY corporates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended March 31, 2026	Since Inception (12/2/2025)
Voya Multi-Sector Income ETF	-0.19%
Bloomberg U.S. Aggregate Bond Index	0.09%

Performance Inception Date	Dec. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vimetfs.com/vmsb for more recent performance information.
Net Assets	$ 302,376,000
Holdings Count | Holdings	740
Advisory Fees Paid, Amount	$ 160,888
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$302,376
Number of Holdings	740
Total Advisory Fee Paid	$160,888
Portfolio Turnover Rate	76%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Security Type/Sector Breakdown (% of total net assets) Security Type Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of total net assets)
United States of America	17.4
Salesforce Inc	2.5
Wells Fargo & Co	1.3
JP Morgan Mortgage Trust	1.0
Charter Communications Inc	1.0
SMB Private Education Loan Tru	0.8
Citigroup Commercial Mortgage	0.7
Rexford Industrial Realty Inc	0.6
Eversource Energy	0.6
Xcel Energy Inc	0.6

Voya Ultra Short Income ETF
Shareholder Report [Line Items]
Fund Name	Voya Ultra Short Income ETF
Class Name	Voya Ultra Short Income ETF
Trading Symbol	VUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Voya Ultra Short Income ETF (the "Fund") for the period November 18, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vimetfs.com/vusi. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Voya ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.vimetfs.com/vusi
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Voya Ultra Short Income ETF	$9	0.25%
*	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9	[5]
Expense Ratio, Percent	0.25%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception from November 18, 2025, through March 31, 2026, the Fund has performed in line with the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to sector allocation.

↑ Top contributors to performance: The Fund’s allocation to agency MBS was the largest contributor.

↓ Top detractors from performance: The Fund’s modest duration exposure was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	Since Inception (11/18/2025)
Voya Ultra Short Income ETF	1.40%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	1.41%

Performance Inception Date	Nov. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vimetfs.com/vusi for more recent performance information.
Net Assets	$ 111,951,000
Holdings Count | Holdings	239
Advisory Fees Paid, Amount	$ 101,489
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$111,951
Number of Holdings	239
Total Advisory Fee Paid	$101,489
Portfolio Turnover Rate	117%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Security Type/Sector Breakdown (% of total net assets) Security Type Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of total net assets)
United States of America	22.79
BX Trust	2.95
JPMorgan Chase & Co	2.51
Bank of America Corp	2.25
Banco Santander SA	1.31
Guggenheim Capital LLC	1.18
Morgan Stanley	1.11
Carlyle Global Market Strategi	1.07
PMT Loan Trust	1.05
Magnetite CLO Ltd	1.03

[1]	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[3]	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[5]	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
[6]	Cost paid as a percentage of a $10,000 investment is an annualized figure.